LINDNER INVESTMENTS

SUPPLEMENT, dated April 30, 1999, to Prospectus and Statement of Additional Information, dated September 30, 1998:

1. Effective April 29, 1999, the Lindner/Ryback Small-Cap Fund was renamed the "Lindner Small-Cap Value Fund". The new name better represents the Fund's investment strategy, and its investment objectives and policies remain the same.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE